Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of estimated useful lives

Useful Life
Office equipment	3 years
Mechanical equipment	3 – 5 years
Electronic equipment	3 – 5 years
Vehicles	3 – 5 years

Schedule of noncontrolling interests

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Ocean HK	86,196	(823,251)	(113,514)
Total non-controlling interests	86,196	(823,251)	(113,514)